Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (56,075,245)	$ (91,168,280)	$ 45,419,381
Less: Net income from discontinued operations			53,267,761
Net loss from continuing operations	(56,075,245)	(91,168,280)	(7,848,380)
Adjustments to reconcile net loss from operations to Net cash used in operating activities:
Depreciation expense	83,928	46,759	45,782
Accrued taxes		24,525
Allowance for credit losses - notes receivable	23,887,304	90,236,242
Allowance for (recovery from) bad debts		164,800	(550,000)
Recovery of impairment on long-term investment			(439,111)
Non-cash lease expense	403,415	422,343	395,616
Imputed interest expense on convertible promissory notes	8,685,630	2,272,292	4,200,000
Interest income on notes receivable	(1,363,050)	(4,470,940)	(50,301)
Foreign currency transaction (gain) loss	3,376	(7,252)	(4,723)
Loss on sale of notes receivable	21,292,430
Changes in operating assets and liabilities:
Operating lease liabilities	(426,704)	(430,273)	(398,841)
Accounts receivable		92,040	108,302
Notes receivable		5,141,058
Security deposit	3,948	587	(431)
Prepaid expenses and other current assets	(23,039)	105,321	(240,743)
Advance from customer	100,000
Salary payable	(142,801)	28,863	(62,536)
Accrued liabilities and other payables	(122,847)	(1,735,232)	(181,304)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES FROM CONTINUING OPERATIONS	(3,693,655)	722,853	(5,026,670)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES FROM DISCONTINUED OPERATIONS			(124,838)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(3,693,655)	722,853	(5,151,508)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(5,036)	(970)
Proceeds from disposal of property and equipment			7,771
Cash received from return of long-term investment			439,111
Cash paid for business acquisition			(87,083,160)
Loan repayment from third parties		634,576	878,469
Cash repayment from notes receivable	4,000,000
Cash proceeds from sale of notes receivable	5,000,000
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES FROM CONTINUING OPERATIONS	9,000,000	629,540	(85,758,779)
NET CASH USED IN INVESTING ACTIVITIES FROM DISCONTINUED OPERATIONS			(779,770)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	9,000,000	629,540	(86,538,549)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible promissory notes			88,000,000
Proceeds from short-term loans and other payable			1,671,750
Repayment of short-term loan to third parties		(241,750)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES FROM CONTINUING OPERATIONS		(241,750)	89,671,750
NET CASH USED IN FINANCING ACTIVITIES FROM DISCONTINUED OPERATIONS			(5,000)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES		(241,750)	89,666,750
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	9,916	(1,188)	(27,104)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	5,316,261	1,109,455	(2,050,411)
CASH AND CASH EQUIVALENTS - beginning of year	2,869,241	1,759,786	3,825,477
CASH AND CASH EQUIVALENTS - end of year	8,185,502	2,869,241	1,775,066
LESS: CASH, CASH EQUIVALENTS AND RESTRICTED CASH FROM DISCONTINUED OPERATIONS			15,280
CASH, CASH EQUIVALENTS AND RESTRICTED CASH FROM CONTINUING OPERATIONS	8,185,502	2,869,241	1,759,786
Cash paid for:
Interest
Income taxes	36,501
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Acquisition by issuing convertible promissory notes			7,000,000
Conversion of bond and interest to equity	43,970,960	705,000	76,770,000
Notes receivable on disposal of Alpha Mind			153,050,301
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 467,080	$ 213,451